Contingent Liability (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Contingent Liability
Loans sold through the MPF program	$ 15,992,124	$ 18,149,174
Notional amount of the maximum CEO	325,802	326,743
Accrued contingent liability	$ 84,944	$ 84,944